PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Cash Flows) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investing activities:
Purchase of time deposits	¥ (284,166)	¥ (515,739)	¥ (638,170)
Proceeds from maturity of time deposits	563,354	534,958	925,386
Foreign currency exchange losses	(4,440)	6,097	(33,405)
Financing activities:
Proceeds from bank borrowing	13,228
Issuance of Class A ordinary shares in connection with exercise of share options	2,952	22,254	20,388
Payment of dividends	(42,955)	(63,087)	(54,026)
Repurchase of treasury shares	(196,957)	(143,389)	(44,406)
Changes in cash and cash equivalents	(151,578)	(119,061)	289,537
Effect of foreign currency exchange rate changes on cash and cash equivalents	10,571	(4,920)	7,197
Non-cash investing and financing activities:
Payable for repurchase of treasury shares	5,109	17,953
Parent Company [Member]
Operating activities:
Net cash (used in) provided by operating activities	165,098	(17,595)	(15,581)
Investing activities:
Purchase of time deposits		(196,771)	(298,688)
Proceeds from maturity of time deposits	63,452	363,533	620,607
Investments made to subsidiaries			(198,137)
Foreign currency exchange losses	1,890	10,691
Net cash provided by investing activities	65,342	177,453	123,782
Financing activities:
Proceeds from bank borrowing	13,228
Issuance of Class A ordinary shares in connection with exercise of share options	2,952	22,254	20,388
Payment of dividends	(42,955)	(63,087)	(54,026)
Repurchase of treasury shares	(196,957)	(143,389)	(44,406)
Net cash used in financing activities	(223,732)	(184,222)	(78,044)
Changes in cash and cash equivalents	6,708	(24,364)	30,157
Effect of foreign currency exchange rate changes on cash and cash equivalents	1,141	(1,748)	7,338
Net increase (decrease) in cash and cash equivalents	7,849	(26,112)	37,495
Cash and cash equivalents at beginning of year	17,658	43,770	6,275
Cash and cash equivalents at end of year	25,507	17,658	¥ 43,770
Non-cash investing and financing activities:
Payable for repurchase of treasury shares	¥ 5,109	¥ 17,953